Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010, 3.75%, 09/19/24	$2,190	$2,129,841

Aerospace & Defense — 0.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,020	970,387
4.95%, 08/15/25 (Call 05/15/25)(a)	10	9,862
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	753	732,157
3.85%, 12/15/26 (Call 09/15/26)	75	72,187
3.95%, 05/28/24 (Call 02/28/24)	85	83,686
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	15	14,035
3.13%, 05/04/27 (Call 02/04/27)(a)	15	14,197
3.50%, 03/15/27 (Call 12/15/26)	65	62,273
3.95%, 08/16/25 (Call 06/16/25)	83	81,494
		2,040,278
Agriculture — 0.9%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	35	33,021
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,866	4,493,605
3.25%, 08/15/26 (Call 05/15/26)	3,080	2,911,524
3.75%, 09/25/27 (Call 06/25/27)	300	285,327
		7,723,477
Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)	20	19,912

Apparel — 0.4%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	388	373,679
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,097	1,069,421
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	383	372,483
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	10	9,470
4.25%, 04/01/25 (Call 01/01/25)	70	68,592
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	710	668,827
2.80%, 04/23/27 (Call 02/23/27)(a)	890	813,086
		3,375,558
Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.00%, 09/10/25(a)	270	247,793
1.20%, 07/08/25	254	235,130
1.30%, 09/09/26	120	107,540
2.15%, 09/10/24	1,012	973,625
2.30%, 09/09/26	100	92,759
2.35%, 01/08/27	110	101,805
2.40%, 06/27/24	401	388,753
4.70%, 01/12/28	2,060	2,066,283
4.75%, 01/12/26	60	60,123
5.00%, 05/23/25	250	249,773
Series A, 4.60%, 04/17/25	415	412,655
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	2,590	2,367,156
General Motors Co.
4.00%, 04/01/25(a)	610	593,134
6.80%, 10/01/27 (Call 08/01/27)	15	15,730
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	95	84,466
2.35%, 02/26/27 (Call 01/26/27)	950	849,357
2.70%, 08/20/27 (Call 06/20/27)	65	57,906
Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 06/20/25 (Call 05/20/25)	$165	$156,356
2.90%, 02/26/25 (Call 01/26/25)	1,007	959,752
4.00%, 01/15/25 (Call 10/15/24)	320	311,782
4.00%, 10/06/26 (Call 07/06/26)	75	71,513
4.30%, 07/13/25 (Call 04/13/25)	97	94,513
4.35%, 04/09/25 (Call 02/09/25)(a)	1,127	1,101,507
4.35%, 01/17/27 (Call 10/17/26)	115	110,735
5.00%, 04/09/27 (Call 03/09/27)	1,205	1,183,322
6.00%, 01/09/28 (Call 12/09/27)	425	431,294
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	5	4,659
PACCAR Financial Corp.
1.80%, 02/06/25	30	28,446
2.15%, 08/15/24	80	77,118
4.45%, 03/30/26	60	59,942
Toyota Motor Corp., 2.36%, 07/02/24	75	72,782
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	560	488,667
1.80%, 02/13/25	318	302,272
1.90%, 01/13/27	170	154,550
2.00%, 10/07/24	27	25,940
3.00%, 04/01/25	698	674,750
3.05%, 03/22/27	185	174,869
3.20%, 01/11/27	170	161,886
3.40%, 04/14/25(a)	167	162,646
4.45%, 05/18/26	480	476,784
4.55%, 09/20/27	870	867,651
		17,057,724
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 06/12/23)	150	142,626
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	690	631,943
3.38%, 03/15/25 (Call 12/15/24)(a)	294	284,054
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	40	37,638
		1,096,261
Banks — 33.4%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,773	7,034,176
6.13%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	790	799,946
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	315	275,219
1.85%, 03/25/26	1,612	1,450,558
2.71%, 06/27/24	170	164,402
2.75%, 05/28/25	395	370,526
3.80%, 02/23/28	400	369,300
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	1,195	1,124,818
4.25%, 04/11/27(a)	1,165	1,112,016
5.18%, 11/19/25	472	463,141
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (3-mo. SOFR + 1.432%)(b)	405	379,627
1.20%, 10/24/26 (Call 10/24/25), (3-mo. SOFR + 1.432%)(a)(b)	160	144,354
1.32%, 06/19/26 (Call 06/19/25), (3-mo. SOFR + 1.432%)(b)	485	445,220
1.53%, 12/06/25 (Call 12/06/24), (3-mo. SOFR + 1.432%)(b)	5	4,688

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.73%, 07/22/27 (Call 07/22/26), (3-mo. SOFR + 1.432%)(b)	$2,436	$2,172,084
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(b)	4,550	4,268,446
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)	865	824,950
2.55%, 02/04/28 (Call 02/04/27), (3-mo. SOFR + 1.432%)(b)	685	620,096
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.090%)(a)(b)	383	369,223
3.25%, 10/21/27 (Call 10/21/26)	40	37,453
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 3.072%)(a)(b)	672	645,920
3.38%, 04/02/26 (Call 04/02/25), (3-mo. SOFR + 1.432%)(b)	300	288,717
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.040%)(b)	2,070	1,904,462
3.50%, 04/19/26(a)	124	119,551
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	395	374,744
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	1,070	997,925
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.512%)(b)	2,245	2,112,680
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	1,830	1,732,955
3.88%, 08/01/25	66	64,434
4.00%, 01/22/25	274	267,742
4.20%, 08/26/24	604	594,125
4.25%, 10/22/26(a)	130	125,726
4.38%, 04/27/28 (Call 04/27/27), (3-mo. SOFR + 1.432%)(b)	1,485	1,435,401
4.45%, 03/03/26	220	215,406
4.83%, 07/22/26 (Call 07/22/25), (3-mo. SOFR + 1.432%)(a)(b)	35	34,608
4.95%, 07/22/28 (Call 07/22/27), (3-mo. SOFR + 1.432%)(b)	1,005	993,633
5.08%, 01/20/27 (Call 01/20/26), (3-mo. SOFR + 1.432%)(b)	450	446,665
5.20%, 04/25/29 (Call 04/25/28), (3-mo. SOFR + 1.432%)(b)	1,500	1,496,085
6.20%, 11/10/28 (Call 11/10/27), (3-mo. SOFR + 1.432%)(b)	1,425	1,475,260
6.22%, 09/15/26	15	15,462
Series L, 3.95%, 04/21/25	882	859,677
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,360	1,303,329
Series N, 1.66%, 03/11/27 (Call 03/11/26), (3-mo. SOFR + 1.432%)(b)	958	865,620
Bank of Montreal
0.63%, 07/09/24	245	232,030
0.95%, 01/22/27 (Call 01/22/26), (3-mo. SOFR + 1.432%)(b)	2,445	2,191,918
1.25%, 09/15/26	1,660	1,467,540
1.50%, 01/10/25	215	202,332
1.85%, 05/01/25(a)	267	250,363
2.50%, 06/28/24	1,467	1,419,601
2.65%, 03/08/27(a)	75	69,190
3.70%, 06/07/25	110	106,666
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	45	40,244
Security	Par (000)	Value

Banks (continued)
5.20%, 02/01/28 (Call 01/01/28)	$1,390	$1,394,934
5.30%, 06/05/26	260	260,562
Series H, 4.70%, 09/14/27 (Call 08/14/27)	45	44,385
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	165	147,847
1.05%, 10/15/26 (Call 09/15/26)(a)	70	61,366
1.60%, 04/24/25 (Call 03/24/25)	1,940	1,823,037
2.05%, 01/26/27 (Call 12/26/26)	145	131,386
2.10%, 10/24/24	633	605,844
2.45%, 08/17/26 (Call 05/17/26)	25	23,136
2.80%, 05/04/26 (Call 02/04/26)	140	132,602
3.25%, 09/11/24 (Call 08/11/24)	596	580,117
3.40%, 01/29/28 (Call 10/29/27)(a)	30	28,268
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	45	42,704
3.85%, 04/28/28	1,300	1,253,265
3.95%, 11/18/25 (Call 10/18/25)	110	106,888
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(b)	70	67,486
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	500	491,595
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	580	577,645
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(b)	165	170,207
Series G, 3.00%, 02/24/25 (Call 01/24/25)	265	255,497
Bank of Nova Scotia (The)
0.65%, 07/31/24	125	118,075
1.05%, 03/02/26	4,625	4,148,116
1.30%, 06/11/25(a)	1,776	1,638,378
1.30%, 09/15/26	4,100	3,623,785
1.35%, 06/24/26	1,935	1,729,426
1.45%, 01/10/25	70	65,651
1.95%, 02/02/27	120	108,096
2.20%, 02/03/25	3,814	3,622,842
2.70%, 08/03/26(a)	1,320	1,226,333
2.95%, 03/11/27	220	204,983
3.45%, 04/11/25	70	67,625
4.50%, 12/16/25	50	48,655
4.75%, 02/02/26	750	744,240
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(b)	100	76,496
Barclays Bank PLC, 3.75%, 05/15/24	157	154,009
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	2,425	2,156,334
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(b)	805	757,763
3.65%, 03/16/25	305	292,599
4.38%, 09/11/24	200	195,252
4.38%, 01/12/26	1,515	1,462,839
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	800	765,152
5.20%, 05/12/26	1,030	1,000,315
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	50	49,284
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(b)	1,000	998,090
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	300	316,671
BNP Paribas SA, 4.25%, 10/15/24	865	845,451
BPCE SA, 3.38%, 12/02/26	175	164,162

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	$775	$700,600
1.00%, 10/18/24	40	37,590
1.25%, 06/22/26	250	222,442
2.25%, 01/28/25	1,923	1,828,023
3.30%, 04/07/25	230	221,446
3.45%, 04/07/27	130	122,957
3.95%, 08/04/25	200	193,942
5.00%, 04/28/28	380	375,239
5.14%, 04/28/25	380	378,051
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	3,180	2,843,779
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)	102	95,963
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	1,465	1,305,945
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(b)	30	28,226
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	1,515	1,404,163
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	1,397	1,339,472
3.20%, 10/21/26 (Call 07/21/26)	95	89,282
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	75	72,181
3.30%, 04/27/25	518	502,589
3.40%, 05/01/26	165	158,082
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	945	879,625
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	190	178,695
3.70%, 01/12/26	2,045	1,978,108
3.75%, 06/16/24	191	187,297
3.88%, 03/26/25	285	276,781
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	1,305	1,241,838
4.00%, 08/05/24	99	97,433
4.30%, 11/20/26	50	48,201
4.40%, 06/10/25	883	861,631
4.45%, 09/29/27	1,110	1,066,521
4.60%, 03/09/26	170	165,634
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	715	703,917
5.50%, 09/13/25(a)	532	532,096
Citizens Bank NA, 2.25%, 04/28/25 (Call 03/28/25)	250	227,307
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	2	1,741
Comerica Bank
2.50%, 07/23/24	864	783,121
4.00%, 07/27/25	270	234,114
Cooperatieve Rabobank UA, 4.38%, 08/04/25.	250	242,380
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	30	28,968
Credit Suisse AG/New York NY
2.95%, 04/09/25(a)	240	224,796
3.63%, 09/09/24	500	479,075
3.70%, 02/21/25	1,925	1,828,500
5.00%, 07/09/27	950	918,868
7.50%, 02/15/28	1,370	1,455,036
Security	Par (000)	Value

Banks (continued)
Credit Suisse Group AG
3.75%, 03/26/25	$464	$437,459
4.55%, 04/17/26	610	575,852
Deutsche Bank AG
4.10%, 01/13/26	560	534,750
4.50%, 04/01/25(a)	45	42,064
Deutsche Bank AG/New York NY
1.69%, 03/19/26	185	166,154
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	1,820	1,610,027
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	710	610,692
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	840	731,615
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(b)	2,380	2,263,594
4.10%, 01/13/26	923	855,732
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)	200	201,224
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	304	287,368
3.45%, 07/27/26 (Call 04/27/26)	55	50,516
4.25%, 03/13/26(a)	5	4,727
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(b)	5	4,286
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)(b)	50	46,305
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	267	246,542
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(b)	75	68,837
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	160	143,098
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	2,552	2,292,793
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	1,545	1,362,860
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	3,220	2,868,473
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	1,720	1,562,104
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(b)	2,192	2,119,138
3.50%, 01/23/25 (Call 10/23/24)	206	199,952
3.50%, 04/01/25 (Call 03/01/25)	229	221,196
3.50%, 11/16/26 (Call 11/16/25)	85	80,560
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	1,180	1,114,404
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.510%)(b)	1,035	975,777
3.75%, 05/22/25 (Call 02/22/25)	266	257,799
3.75%, 02/25/26 (Call 11/25/25)	25	24,160
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	700	652,785
3.85%, 07/08/24 (Call 04/08/24)	313	308,105
3.85%, 01/26/27 (Call 01/26/26)	115	110,538
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.562%)(b)	1,000	947,720
4.25%, 10/21/25	130	126,645

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	$215	$209,152
5.95%, 01/15/27(a)	130	133,243
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	3,345	2,968,855
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	800	738,624
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	1,265	1,175,527
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	490	436,193
2.63%, 11/07/25 (Call 11/07/24), (1-day SOFR + 1.401%)(b)	755	718,511
3.90%, 05/25/26	3,092	2,980,657
4.04%, 03/13/28 (Call 03/13/27), (3-mo. LIBOR US + 1.546%)(b)	345	325,659
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(b)	200	195,862
4.25%, 08/18/25	429	414,899
4.29%, 09/12/26 (Call 09/12/25), (3-mo. LIBOR US + 1.348%)(b)	1,445	1,397,127
4.30%, 03/08/26(a)	365	356,357
4.38%, 11/23/26(a)	540	518,449
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	550	533,318
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	250	254,845
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(b)	290	302,235
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	545	582,125
HSBC USA Inc., 3.50%, 06/23/24	150	146,377
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)(a)	620	586,067
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(b)	325	301,756
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	2,085	1,946,014
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	2,435	2,184,560
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(b)	220	212,203
3.95%, 03/29/27	495	472,270
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	465	441,020
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(b)	97	91,264
0.82%, 06/01/25 (Call 06/01/24), (3-mo. SOFR + 0.540%)(b)	60	57,038
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(b)	2	1,901
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)(b)	710	634,939
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	240	216,262
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	2,725	2,414,159
Security	Par (000)	Value

Banks (continued)
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(b)	$32	$30,022
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	3,315	2,976,704
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(b)	2,605	2,450,914
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	3,672	3,454,140
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	100	89,233
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(b)	249	237,959
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)	15	14,282
2.95%, 10/01/26 (Call 07/01/26)(a)	5	4,714
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	460	425,463
3.13%, 01/23/25 (Call 10/23/24)	239	231,954
3.20%, 06/15/26 (Call 03/15/26)	110	104,886
3.30%, 04/01/26 (Call 01/01/26)	25	24,046
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	195	184,129
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	2,185	2,078,962
3.88%, 09/10/24	6	5,886
3.90%, 07/15/25 (Call 04/15/25)	106	104,179
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.506%)(b)	85	82,210
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	115	112,609
4.13%, 12/15/26	70	68,526
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	3,305	3,217,153
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	1,970	1,960,820
7.63%, 10/15/26	30	32,349
7.75%, 07/15/25(a)	35	36,908
8.00%, 04/29/27	195	216,111
KeyCorp
2.25%, 04/06/27	5	4,127
4.10%, 04/30/28	750	655,650
Lloyds Bank PLC, 3.50%, 05/14/25	700	668,612
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	560	500,573
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)	2,220	2,093,904
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	20	19,129
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	400	366,448
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	85	79,353
4.45%, 05/08/25	395	385,579
4.58%, 12/10/25	1,472	1,413,135
4.65%, 03/24/26	2,965	2,830,774
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	400	403,288
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(b)	70	66,086

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.41%, 07/17/25(a)	$205	$188,049
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	55	48,444
2.19%, 02/25/25	1,500	1,415,835
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	570	512,704
2.80%, 07/18/24	200	193,688
3.29%, 07/25/27	525	490,434
3.78%, 03/02/25	138	134,020
3.85%, 03/01/26	50	48,215
3.96%, 03/02/28	750	717,517
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	960	917,914
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(b)	225	222,682
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	605	598,351
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(b)	230	228,036
5.24%, 04/19/29(a)	335	334,213
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	425	425,990
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	430	431,905
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)(b)	215	214,445
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(b)	405	404,866
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	785	692,150
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	100	88,505
2.23%, 05/25/26 (Call 05/25/25), (3-mo. LIBOR US + 0.830%)(b)	1,375	1,282,572
2.56%, 09/13/25 (Call 09/13/24), (1-day SOFR + 1.362%)(b)	790	756,188
2.84%, 07/16/25 (Call 07/16/24), (1-day SOFR + 1.242%)(b)	222	214,061
2.84%, 09/13/26	15	13,858
4.02%, 03/05/28	261	247,911
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	65	65,314
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	300	304,092
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	3,697	3,305,968
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(b)	52	48,584
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	2,575	2,294,222
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	3,785	3,401,579
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)	1,713	1,617,192
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	1,760	1,596,883
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(b)	405	385,050
Security	Par (000)	Value

Banks (continued)
3.13%, 07/27/26	$1,935	$1,825,518
3.59%, 07/22/28 (Call 07/22/27), (3-mo. LIBOR US + 1.340%)(b)	235	219,387
3.63%, 01/20/27	55	52,693
3.70%, 10/23/24	2,002	1,956,675
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.140%)(b)	2,140	2,005,672
3.88%, 01/27/26	2,616	2,547,068
3.95%, 04/23/27	350	332,885
4.00%, 07/23/25	919	899,196
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	770	742,573
4.35%, 09/08/26	330	321,747
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	425	420,597
5.00%, 11/24/25	908	906,629
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	325	323,612
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	635	633,489
6.25%, 08/09/26(a)	225	232,447
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	75	78,000
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(b)	658	611,545
Morgan Stanley Bank NA, 4.75%, 04/21/26	350	348,691
National Australia Bank Ltd., 3.91%, 06/09/27	250	242,252
National Bank of Canada
0.75%, 08/06/24	250	235,892
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(b)	4,420	4,325,854
5.25%, 01/17/25	1,950	1,932,723
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	2,040	1,806,563
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)(b)	1,430	1,300,428
3.75%, 11/01/29 (Call 11/01/24), (5-year CMT + 2.100%)(b)	581	546,820
4.80%, 04/05/26	1,160	1,143,505
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	220	219,369
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	450	451,291
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)(b)	35	31,260
3.95%, 10/30/25	458	442,739
4.00%, 05/10/27 (Call 04/10/27)	5	4,862
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	270	256,171
3.10%, 10/25/27 (Call 09/25/27)	500	459,730
3.25%, 06/01/25 (Call 05/02/25)	277	264,372
3.30%, 10/30/24 (Call 09/30/24)	259	250,360
3.88%, 04/10/25 (Call 03/10/25)	2,202	2,105,354
2.50%, 08/27/24 (Call 07/27/24)	2,590	2,481,660
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	43,872
2.20%, 11/01/24 (Call 10/02/24)	783	744,750
2.60%, 07/23/26 (Call 05/23/26)(a)	185	171,785
3.15%, 05/19/27 (Call 04/19/27)	710	661,997

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)(b)	$505	$499,016
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.630%)(b)	1,350	1,347,975
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	965	890,772
Royal Bank of Canada
0.88%, 01/20/26	170	153,209
1.15%, 06/10/25	1,078	994,627
1.15%, 07/14/26	135	120,520
1.20%, 04/27/26	45	40,393
1.40%, 11/02/26	125	111,091
2.05%, 01/21/27	80	72,402
2.25%, 11/01/24	830	794,501
2.55%, 07/16/24	1,215	1,176,278
3.63%, 05/04/27	65	61,971
4.24%, 08/03/27	25	24,287
4.65%, 01/27/26	95	93,464
4.88%, 01/12/26	205	204,028
4.90%, 01/12/28	1,580	1,568,861
4.95%, 04/25/25	925	919,413
6.00%, 11/01/27	130	134,697
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	3,100	2,716,902
3.24%, 10/05/26 (Call 08/05/26)	125	113,446
3.45%, 06/02/25 (Call 05/02/25)	495	471,032
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(b)	90	86,140
4.50%, 07/17/25 (Call 04/17/25)	300	290,196
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	460	466,408
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(b)	200	178,906
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)	210	181,936
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	2,370	2,083,135
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(b)	240	244,459
Santander UK PLC, 2.88%, 06/18/24	30	29,115
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)(b)	40	35,755
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(b)	30	27,281
2.35%, 11/01/25 (Call 11/01/24), (1-day SOFR + 0.940%)(b)	2,537	2,423,875
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(b)	160	152,899
3.30%, 12/16/24	963	934,370
3.55%, 08/18/25	2,665	2,591,979
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	440	438,970
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	65	66,872
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	244,535
3.65%, 07/23/25(a)	260	249,941
Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	$200	$176,726
1.47%, 07/08/25	1,695	1,560,247
2.17%, 01/14/27	200	180,134
2.35%, 01/15/25	1,910	1,812,132
2.45%, 09/27/24	1,245	1,193,694
2.63%, 07/14/26	55	50,901
2.70%, 07/16/24	605	585,041
3.01%, 10/19/26(a)	40	37,255
3.35%, 10/18/27	545	506,970
3.36%, 07/12/27	125	117,741
3.45%, 01/11/27(a)	30	28,286
3.54%, 01/17/28	75	70,080
5.52%, 01/13/28	1,680	1,706,863
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	520	485,602
Toronto-Dominion Bank (The)
0.70%, 09/10/24	82	77,204
0.75%, 09/11/25	110	99,803
0.75%, 01/06/26	135	120,828
1.15%, 06/12/25	1,354	1,246,411
1.20%, 06/03/26	495	441,164
1.25%, 09/10/26	3,925	3,471,466
1.45%, 01/10/25	65	61,376
1.95%, 01/12/27	20	17,973
2.80%, 03/10/27	325	299,234
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	835	777,919
3.77%, 06/06/25	70	68,030
4.11%, 06/08/27	175	168,546
4.69%, 09/15/27	5	4,908
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	50	46,065
2.15%, 12/06/24 (Call 11/05/24)	244	229,104
2.64%, 09/17/29 (Call 09/17/24), (5-year CMT + 1.150%)(a)(b)	606	559,811
3.63%, 09/16/25 (Call 08/16/25)	250	233,562
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	75	63,366
1.20%, 08/05/25 (Call 07/03/25)	65	58,805
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	615	545,105
2.50%, 08/01/24 (Call 07/01/24)	50	47,988
2.85%, 10/26/24 (Call 09/26/24)	69	66,129
3.70%, 06/05/25 (Call 05/05/25)(a)	99	95,131
4.00%, 05/01/25 (Call 03/01/25)(a)	177	170,564
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	5	4,736
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	520	503,469
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	90	83,215
2.40%, 07/30/24 (Call 06/28/24)	30	28,841
3.60%, 09/11/24 (Call 08/11/24)	53	51,577
3.90%, 04/26/28 (Call 03/24/28)(a)	500	472,500
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(b)	1,150	1,110,164
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	142	134,243
2.80%, 01/27/25 (Call 12/27/24)	117	111,755

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(b)	$70	$52,973
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	6,260	5,598,819
3.00%, 10/23/26	60	55,966
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	235	220,665
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	819	769,221
4.30%, 07/22/27	300	289,467
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	2,915	2,872,732
Westpac Banking Corp.
1.15%, 06/03/26	170	152,619
2.35%, 02/19/25(a)	430	411,493
2.85%, 05/13/26	210	199,424
2.89%, 02/04/30 (Call 02/04/25), (5-year CMT + 1.350%)(b)	1,401	1,306,601
3.35%, 03/08/27	170	162,008
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	155	144,795
		297,684,012
Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	340	331,126
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	70	68,305
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	2,540	2,304,212
1.75%, 09/06/24(a)	259	250,365
2.90%, 05/25/27	135	128,671
3.38%, 03/25/27	1,900	1,851,911
Constellation Brands Inc., 4.35%, 05/09/27 (Call 04/09/27)	55	53,967
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,395	4,994,745
2.13%, 10/24/24 (Call 09/24/24)	4,920	4,716,952
5.20%, 10/24/25(a)	500	504,600
5.30%, 10/24/27 (Call 09/24/27)	2,230	2,296,387
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	60,351
3.40%, 11/15/25 (Call 08/15/25)	30	28,947
3.43%, 06/15/27 (Call 03/15/27)	1,710	1,628,895
4.42%, 05/25/25 (Call 03/25/25)	336	331,944
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	6,379	6,010,166
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	310	297,761
2.38%, 10/06/26 (Call 07/06/26)	165	155,453
2.63%, 03/19/27 (Call 01/19/27)	1,225	1,153,901
2.75%, 04/30/25 (Call 01/30/25)	346	334,184
2.85%, 02/24/26 (Call 11/24/25)	60	57,701
3.50%, 07/17/25 (Call 04/17/25)	1,856	1,816,263
4.45%, 05/15/28 (Call 04/15/28)	500	505,235
4.55%, 02/13/26 (Call 01/13/26)	450	452,237
		30,334,279
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	652	616,896
2.20%, 02/21/27 (Call 12/21/26)	25	22,895
2.60%, 08/19/26 (Call 05/19/26)	85	79,362
Security	Par (000)	Value

Biotechnology (continued)
3.13%, 05/01/25 (Call 02/01/25)	$466	$449,569
5.15%, 03/02/28 (Call 02/02/28)	2,050	2,066,420
5.25%, 03/02/25	1,205	1,208,603
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	150	146,561
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	927	903,677
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	2,655	2,307,646
2.95%, 03/01/27 (Call 12/01/26)	915	864,565
3.50%, 02/01/25 (Call 11/01/24)	394	383,886
3.65%, 03/01/26 (Call 12/01/25)	495	480,615
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	50	50,902
		9,581,597
Building Materials — 2.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	350	331,737
2.49%, 02/15/27 (Call 12/15/26)	1,755	1,608,931
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,058	2,964,028
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	3,000	2,941,380
3.90%, 02/14/26 (Call 11/14/25)(a)	4,297	4,167,488
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	105	96,416
1.70%, 08/01/27 (Call 06/01/27)	1,135	997,710
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	188	185,340
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	942	897,387
4.20%, 12/01/24 (Call 09/01/24)(a)	419	411,165
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,415	1,353,306
3.55%, 11/01/24 (Call 08/01/24)	5,153	5,015,106
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	65	64,030
		21,034,024
Chemicals — 1.8%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	125	122,379
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	35	30,495
5.90%, 07/05/24	5	4,993
6.05%, 03/15/25	67	67,283
6.17%, 07/15/27 (Call 06/15/27)	980	986,880
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	45	43,607
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	6,140	5,561,612
2.70%, 11/01/26 (Call 08/01/26)	4,110	3,887,115
3.25%, 12/01/27 (Call 09/01/27)	1,575	1,503,337
5.25%, 01/15/28 (Call 12/15/27)(a)	555	571,001
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	164	153,533
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	635	610,883
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	50	47,693
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	71,628
4.00%, 12/15/26 (Call 09/15/26)	410	395,863
4.90%, 03/27/28 (Call 02/27/28)	170	168,472
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,126	1,014,143
2.40%, 08/15/24 (Call 07/15/24)	601	578,336

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	$165	$159,006
3.45%, 06/01/27 (Call 03/01/27)	5	4,752
		15,983,011
Commercial Services — 1.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	8,247	8,029,939
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	337	331,682
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,375	1,192,084
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	75	73,064
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	3,074	2,892,480
2.65%, 10/01/26 (Call 08/01/26)	95	89,229
Quanta Services Inc., 0.95%, 10/01/24 (Call 07/03/23)	50	46,770
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	305	283,089
		12,938,337
Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	1,500	1,316,025
4.00%, 05/10/28(a)	460	458,993
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	325	322,878
6.02%, 06/15/26 (Call 03/15/26)	715	731,431
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	105	91,882
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,057	969,269
4.90%, 10/15/25 (Call 07/15/25)	2,718	2,700,822
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	85	76,471
2.20%, 06/17/25 (Call 05/17/25)	2,068	1,951,861
3.00%, 06/17/27 (Call 04/17/27)(a)	215	198,690
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	65	58,232
2.20%, 02/09/27 (Call 01/09/27)	15	13,777
3.30%, 05/15/26	665	639,045
3.30%, 01/27/27	145	138,537
3.45%, 02/19/26	4,690	4,537,012
4.50%, 02/06/26	460	457,433
4.50%, 02/06/28 (Call 01/06/28)	435	431,172
7.00%, 10/30/25	2,275	2,391,184
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	5	4,276
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	496	478,650
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	715	681,481
		18,649,121
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)(a)	2,295	2,209,305
4.60%, 03/01/28 (Call 02/01/28)	124	126,435
4.80%, 03/02/26	124	125,892
Procter & Gamble Co. (The)
2.80%, 03/25/27	10	9,527
2.85%, 08/11/27	20	19,043
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	80	75,841
3.10%, 07/30/25(a)	102	98,589
3.38%, 03/22/25 (Call 01/22/25)	200	194,902
3.50%, 03/22/28 (Call 12/22/27)	2,000	1,930,740
		4,790,274
Security	Par (000)	Value

Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	$3,161	$3,009,177

Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,235	1,997,688
2.45%, 10/29/26 (Call 09/29/26)	1,500	1,338,150
2.88%, 08/14/24 (Call 07/14/24)(a)	648	622,560
3.50%, 01/15/25 (Call 11/15/24)	814	779,096
3.88%, 01/23/28 (Call 10/23/27)	550	506,374
4.45%, 10/01/25 (Call 08/01/25)	575	554,294
4.45%, 04/03/26 (Call 02/03/26)	390	373,647
5.75%, 06/06/28	310	307,436
6.50%, 07/15/25 (Call 06/15/25)(a)	652	657,685
Affiliated Managers Group Inc., 3.50%, 08/01/25	50	47,681
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	225	198,812
2.20%, 01/15/27 (Call 12/15/26)	775	684,805
2.30%, 02/01/25 (Call 01/01/25)	715	674,295
2.88%, 01/15/26 (Call 12/15/25)(a)	658	611,598
3.25%, 03/01/25 (Call 01/01/25)	679	647,114
3.38%, 07/01/25 (Call 06/01/25)	91	86,321
3.63%, 04/01/27 (Call 01/01/27)(a)	110	101,544
4.25%, 09/15/24 (Call 06/15/24)	306	299,660
5.30%, 02/01/28 (Call 01/01/28)	1,495	1,476,791
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)(a)	1,310	1,234,439
Ally Financial Inc.
4.63%, 03/30/25	343	329,606
4.75%, 06/09/27 (Call 05/09/27)(a)	725	676,062
5.13%, 09/30/24	1,325	1,288,907
5.80%, 05/01/25 (Call 04/01/25)(a)	15	14,842
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	89,744
2.50%, 07/30/24 (Call 06/30/24)	2,485	2,403,865
2.55%, 03/04/27 (Call 02/01/27)	460	422,579
3.00%, 10/30/24 (Call 09/29/24)	1,950	1,885,630
3.13%, 05/20/26 (Call 04/20/26)	868	827,898
3.30%, 05/03/27 (Call 04/03/27)	450	424,831
3.63%, 12/05/24 (Call 11/04/24)	389	379,042
4.20%, 11/06/25 (Call 10/06/25)	382	374,005
5.85%, 11/05/27 (Call 10/05/27)	960	997,402
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	70	66,424
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	1,054	1,008,689
3.70%, 10/15/24	44	42,953
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	110	102,848
4.25%, 06/02/26 (Call 03/02/26)	162	156,236
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(b)	205	176,999
3.75%, 03/09/27 (Call 02/09/27)	165	154,694
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)(b)	1,585	1,523,185
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)(b)	1,440	1,398,413
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	645	619,052
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)(a)	950	813,190
2.45%, 03/03/27 (Call 02/03/27)(a)	55	49,133
3.00%, 03/10/25 (Call 12/10/24)	183	174,168

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 05/21/25 (Call 03/21/25)	$102	$98,635
4.20%, 03/24/25 (Call 02/24/25)	364	355,137
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	604	584,098
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	520	496,590
3.95%, 11/06/24 (Call 08/06/24)	228	220,050
4.10%, 02/09/27 (Call 11/09/26)	270	251,848
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,285	1,212,834
Franklin Resources Inc., 2.85%, 03/30/25	570	543,387
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	5	4,705
4.00%, 09/15/27 (Call 08/15/27)(a)	235	230,902
Invesco Finance PLC, 3.75%, 01/15/26	508	491,007
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	2,435	2,396,770
Legg Mason Inc., 4.75%, 03/15/26.	480	474,706
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	340	324,887
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	3,035	2,892,689
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	30	29,404
Nomura Holdings Inc.
1.65%, 07/14/26	2,070	1,823,173
1.85%, 07/16/25	1,175	1,078,239
2.33%, 01/22/27	2,310	2,054,006
2.65%, 01/16/25	430	407,786
5.71%, 01/09/26	200	200,046
5.84%, 01/18/28	200	201,956
ORIX Corp.
3.25%, 12/04/24	235	226,853
3.70%, 07/18/27	75	71,265
5.00%, 09/13/27	5	5,000
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	35	33,996
4.88%, 03/15/27 (Call 09/15/26)(a)	530	506,298
6.63%, 03/15/25 (Call 09/15/24)	760	760,859
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	260	229,655
3.95%, 12/01/27 (Call 09/01/27)	1,430	1,232,231
4.50%, 07/23/25 (Call 04/23/25)	885	822,475
Voya Financial Inc., 3.65%, 06/15/26	37	35,015
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,052	934,376
2.85%, 01/10/25 (Call 12/10/24)	1,906	1,823,546
		52,654,811
Electric — 5.5%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,133	3,981,236
3.20%, 04/15/25 (Call 03/15/25)	7,736	7,403,197
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	5	4,639
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	95	89,130
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	45	40,588
Series A, 3.20%, 03/15/27 (Call 12/15/26)	320	303,443
Edison International
3.55%, 11/15/24 (Call 10/15/24)	159	154,300
4.95%, 04/15/25 (Call 03/15/25)	213	209,871
5.75%, 06/15/27 (Call 04/15/27)	640	645,498
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,275	1,229,814
Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	$2,415	$2,248,123
4.20%, 06/27/24	5	4,922
4.60%, 07/01/27 (Call 06/01/27)	45	44,383
5.45%, 03/01/28 (Call 02/01/28)	135	137,314
Series H, 3.15%, 01/15/25 (Call 10/15/24)	258	248,880
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,802	1,739,669
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	156	141,057
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	3,145	2,808,957
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	207	198,031
3.95%, 06/15/25 (Call 03/15/25)	659	642,703
5.15%, 03/15/28 (Call 02/15/28)	30	30,250
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,141	3,998,508
3.13%, 12/01/25 (Call 06/01/25)	108	104,014
4.40%, 05/15/28 (Call 03/15/28)	215	213,426
4.45%, 05/15/26 (Call 04/15/26)(a)	145	144,200
5.05%, 04/01/28 (Call 03/01/28)	145	148,410
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,295	2,141,717
Iberdrola International BV, 5.81%, 03/15/25	945	955,896
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,225	3,058,977
3.65%, 06/15/24 (Call 03/15/24)	1,381	1,348,091
National Rural Utilities Cooperative Finance Corp., 5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(b)	15	14,100
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,240	2,014,163
3.55%, 05/01/27 (Call 02/01/27)	105	99,503
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	330	277,009
4.63%, 07/15/27 (Call 06/15/27)	60	59,565
4.90%, 02/28/28 (Call 01/28/28)	595	593,066
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	425	403,486
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)(a)	2,495	2,401,363
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	55	47,624
3.30%, 12/01/27 (Call 09/01/27)	350	312,553
5.45%, 06/15/27 (Call 05/15/27)	965	950,699
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	75	72,580
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	107	97,036
2.25%, 09/15/26 (Call 06/15/26)(a)	45	41,579
3.00%, 05/15/25 (Call 02/15/25)(a)	102	98,285
3.00%, 05/15/27 (Call 02/15/27)	10	9,444
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	635	577,767
2.88%, 06/15/24 (Call 05/15/24)	1,854	1,803,682
5.85%, 11/15/27 (Call 10/15/27)	3,990	4,124,662
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	105	99,294
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	30	28,028
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	505	408,338
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	180	178,758
5.30%, 03/01/28 (Call 02/01/28)	70	71,278

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series E, 3.70%, 08/01/25 (Call 06/01/25)	$185	$179,724
		49,382,830
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	149	144,070

Electronics — 1.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	810	758,168
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	389	374,868
3.55%, 10/01/27 (Call 07/01/27)	365	342,563
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	225	212,962
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	160	155,349
6.25%, 03/15/28 (Call 02/15/28)	240	242,369
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,535	1,463,500
4.75%, 06/15/25 (Call 03/15/25)	167	163,446
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	60	56,890
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	40	35,621
1.35%, 06/01/25 (Call 05/01/25)(a)	3,065	2,870,955
2.30%, 08/15/24 (Call 07/15/24)	304	294,403
2.50%, 11/01/26 (Call 08/01/26)	10	9,432
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,349
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	45	43,232
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	884	870,678
4.60%, 04/06/27 (Call 01/06/27)(a)	100	99,308
Legrand France SA, 8.50%, 02/15/25	375	396,229
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	625	616,375
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	39	38,145
4.50%, 02/13/26	50	49,716
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(a)	883	784,819
		9,888,377
Environmental Control — 0.0%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	135	130,560
3.20%, 03/15/25 (Call 12/15/24)	213	206,293
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)(a)	60	58,259
		395,112
Food — 3.1%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	318	307,067
3.95%, 03/15/25 (Call 01/15/25)	292	285,620
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	950	811,823
4.60%, 11/01/25 (Call 09/01/25)	45	44,652
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5,210	4,969,663
4.00%, 04/17/25 (Call 02/17/25)(a)	1,008	990,350
5.24%, 11/18/25 (Call 11/18/23)	50	50,011
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	190	176,179
3.20%, 08/21/25 (Call 05/21/25)	15	14,499
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/16/23)	20	19,113
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,875	1,766,681
JM Smucker Co. (The), 3.50%, 03/15/25	242	235,074
Security	Par (000)	Value

Food (continued)
Kellogg Co.
3.25%, 04/01/26	$8,877	$8,484,903
3.40%, 11/15/27 (Call 08/15/27)	2,015	1,903,933
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	107	101,533
3.88%, 05/15/27 (Call 02/15/27)	255	246,799
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	250	233,848
3.50%, 02/01/26 (Call 11/01/25)	295	284,884
3.70%, 08/01/27 (Call 05/01/27)(a)	1,795	1,730,739
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	180	161,357
3.15%, 08/15/24 (Call 06/15/24)	877	852,540
3.40%, 08/15/27 (Call 05/15/27)	2,565	2,414,588
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,689	1,584,671
2.63%, 03/17/27 (Call 02/17/27)	5	4,654
		27,675,181
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	230	227,932
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	15	15,113
		243,045
Gas — 0.3%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	290	286,912
5.50%, 01/15/26 (Call 12/15/25)	1,384	1,375,405
5.50%, 10/01/26	180	177,486
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	68	64,207
3.15%, 09/15/24 (Call 06/15/24)	535	522,299
3.20%, 06/15/25 (Call 03/15/25)	90	86,831
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	365	342,658
		2,855,798
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(b)	349	260,762

Health Care - Products — 0.1%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	75	66,875
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	47	45,510
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	400	383,356
		495,741
Health Care - Services — 1.9%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	246	239,700
Centene Corp., 4.25%, 12/15/27 (Call 06/16/23)	615	578,020
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,350	1,231,943
2.38%, 01/15/25 (Call 12/15/24)	660	630,788
3.35%, 12/01/24 (Call 10/01/24)	348	338,082
3.50%, 08/15/24 (Call 05/15/24)	385	376,345
3.65%, 12/01/27 (Call 09/01/27)	2,110	2,012,982
4.90%, 02/08/26 (Call 02/08/24)	500	496,775
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(d)	1,045	967,325
4.50%, 02/15/27 (Call 08/15/26)	1,040	1,014,135
5.20%, 06/01/28	245	243,589
5.25%, 04/15/25	502	498,185
5.25%, 06/15/26 (Call 12/15/25)	95	94,314
5.38%, 02/01/25	280	278,132

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 09/01/26 (Call 03/01/26)	$382	$380,503
5.88%, 02/15/26 (Call 08/15/25)	395	396,671
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	100	87,752
3.85%, 10/01/24 (Call 07/01/24)	224	219,426
3.95%, 03/15/27 (Call 12/15/26)	95	91,551
4.50%, 04/01/25 (Call 03/01/25)	557	551,079
5.75%, 03/01/28 (Call 02/01/28)	200	207,326
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	117	105,020
2.30%, 12/01/24 (Call 11/01/24)	193	184,027
3.25%, 09/01/24 (Call 07/01/24)(a)	141	136,997
3.60%, 02/01/25 (Call 11/01/24)	198	192,306
3.60%, 09/01/27 (Call 06/01/27)	115	109,450
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	375	360,113
3.50%, 03/30/25 (Call 12/30/24)	430	416,193
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,010	986,184
1.15%, 05/15/26 (Call 04/15/26)(a)	20	18,216
1.25%, 01/15/26(a)	5	4,597
2.38%, 08/15/24	60	58,132
2.95%, 10/15/27(a)	1,480	1,395,492
3.10%, 03/15/26	95	91,661
3.38%, 04/15/27	55	52,812
3.45%, 01/15/27	60	57,938
3.75%, 07/15/25	308	301,935
5.25%, 02/15/28 (Call 01/15/28)	1,035	1,065,926
		16,471,622
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	590	547,119

Home Builders — 0.0%
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	65	63,664

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	25	24,424
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	315	293,454
Whirlpool Corp., 3.70%, 05/01/25.	17	16,564
		334,442
Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	15	14,263
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	4,025	3,514,550
2.75%, 02/15/26	190	181,642
3.05%, 08/15/25	455	441,086
		4,151,541
Insurance — 0.5%
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)	41	38,863
Aon Corp., 8.21%, 01/01/27	470	479,856
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	300	277,344
Chubb INA Holdings Inc., 3.15%, 03/15/25	85	82,546
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	313	309,839
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	300	285,318
First American Financial Corp., 4.60%, 11/15/24.	15	14,668
Lincoln National Corp.
3.35%, 03/09/25(a)	25	23,844
3.80%, 03/01/28 (Call 12/01/27)(a)	250	227,575
Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	$65	$60,265
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	75	70,524
4.15%, 03/04/26	42	40,907
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	366	356,934
3.75%, 03/14/26 (Call 12/14/25)	110	107,228
MetLife Inc., 3.00%, 03/01/25	407	392,714
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	53,862
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	51	49,053
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	60	55,077
3.88%, 03/27/28 (Call 12/27/27)(a)	500	483,050
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)(b)	105	97,707
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)	765	729,695
		4,236,869
Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	1,000	936,970
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,020	947,621
1.20%, 06/03/27 (Call 04/03/27)	50	44,331
2.80%, 08/22/24 (Call 06/22/24)	67	65,293
3.15%, 08/22/27 (Call 05/22/27)	95	90,668
3.80%, 12/05/24 (Call 09/05/24)	38	37,421
4.55%, 12/01/27 (Call 11/01/27)	1,305	1,315,845
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	28	27,414
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	265	239,862
1.90%, 03/11/25 (Call 02/11/25)	363	343,325
3.45%, 08/01/24 (Call 05/01/24)	127	124,127
3.60%, 06/05/27 (Call 03/05/27)	180	171,428
		4,344,305
Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	176,431
4.30%, 05/23/27 (Call 04/23/27)	190	186,356
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	153	139,894
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	229	215,088
2.80%, 12/15/24 (Call 11/15/24)	265	253,533
5.00%, 12/15/26 (Call 07/03/23)	1,060	1,045,923
		2,017,225
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	380	362,094

Lodging — 0.2%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	357	351,913
5.38%, 04/23/25 (Call 03/23/25)(a)	240	239,616
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	404	392,672
3.75%, 10/01/25 (Call 07/01/25)	97	93,849
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	456	460,811

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series R, 3.13%, 06/15/26 (Call 03/15/26)	$130	$122,807
		1,661,668
Machinery — 1.5%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	20	17,409
1.45%, 05/15/25	72	67,538
1.70%, 01/08/27	55	50,116
2.15%, 11/08/24	146	140,362
3.25%, 12/01/24	126	122,819
3.30%, 06/09/24	325	318,906
3.60%, 08/12/27	15	14,528
4.35%, 05/15/26	200	198,980
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,885	1,673,201
1.88%, 01/15/26 (Call 12/15/25)	2,040	1,869,313
3.95%, 05/23/25	810	788,681
4.55%, 04/10/28 (Call 03/10/28)	275	267,702
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,830	1,729,826
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	120	115,879
John Deere Capital Corp.
1.70%, 01/11/27	5	4,544
1.75%, 03/09/27	20	18,128
2.05%, 01/09/25	37	35,430
2.35%, 03/08/27(a)	35	32,400
2.65%, 06/24/24	285	277,864
2.80%, 09/08/27(a)	10	9,360
3.35%, 06/12/24	144	141,205
3.40%, 09/11/25	80	77,634
3.45%, 03/13/25	29	28,342
4.15%, 09/15/27	35	34,535
4.90%, 03/03/28	1,525	1,549,705
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,000	974,910
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	396	374,299
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	80	77,266
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	185	175,685
3.45%, 11/15/26 (Call 08/15/26)	40	37,668
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	577	510,835
3.25%, 11/01/26 (Call 08/01/26)(a)	2,088	1,979,048
		13,714,118
Manufacturing — 1.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,736	2,602,018
2.25%, 09/19/26 (Call 06/19/26)(a)	515	473,882
2.65%, 04/15/25 (Call 03/15/25)(a)	3,056	2,929,635
2.88%, 10/15/27 (Call 07/15/27)(a)	2,715	2,502,714
3.00%, 08/07/25	2,379	2,290,953
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	203	196,646
Parker-Hannifin Corp., 3.30%, 11/21/24 (Call 08/21/24)(a)	78	75,591
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	420	382,439
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	30	28,519
3.88%, 03/01/25 (Call 12/01/24)	181	176,377
		11,658,774
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	560	512,904
4.91%, 07/23/25 (Call 04/23/25)	103	101,299
Security	Par (000)	Value

Media (continued)
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	$15	$13,884
3.38%, 08/15/25 (Call 05/15/25)	76	73,876
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	127,857
3.90%, 11/15/24 (Call 08/15/24)	16	15,541
3.95%, 06/15/25 (Call 03/15/25)	110	106,283
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	560	516,863
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	503	482,709
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,060	948,011
4.00%, 01/15/26 (Call 10/15/25)	110	104,214
4.75%, 05/15/25 (Call 04/15/25)	274	266,901
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	50	47,185
3.15%, 09/17/25	263	254,137
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	235	225,490
2.20%, 01/13/28(a)	50	45,462
3.35%, 03/24/25	781	762,108
3.70%, 09/15/24 (Call 06/15/24)	86	84,489
3.70%, 03/23/27	75	73,087
		4,762,300
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	29,315

Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	25	24,364

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,790	1,607,814

Oil & Gas — 1.7%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	203	198,666
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	45	42,915
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,451	1,368,366
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	10	8,780
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	625	632,081
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,140	1,061,545
5.68%, 10/01/25 (Call 10/04/23)	60	59,962
6.13%, 02/01/25 (Call 01/01/25)	30	30,009
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	566	547,050
2.99%, 03/19/25 (Call 02/19/25)	891	863,905
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,361	2,306,508
4.30%, 04/01/27 (Call 01/01/27)	3,015	2,920,239
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	45	43,280
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	270	263,072
4.70%, 05/01/25 (Call 04/01/25)	509	502,632
5.13%, 12/15/26 (Call 09/15/26)	145	144,745
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,810	1,799,068
Ovintiv Inc., 5.65%, 05/15/28 (Call 04/15/28)	1,150	1,144,469
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	334	303,105
3.85%, 04/09/25 (Call 03/09/25)	31	30,256

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 03/15/28 (Call 12/15/27)(a)	$600	$575,376
Shell International Finance BV
2.50%, 09/12/26	100	93,994
2.88%, 05/10/26	70	67,026
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	233	223,866
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	55	49,250
3.40%, 09/15/26 (Call 06/15/26)(a)	40	38,091
		15,318,256
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	2,010	1,823,311
3.34%, 12/15/27 (Call 09/15/27)	15	14,046
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	246	239,270
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	705	652,886
		2,729,513
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,125	1,072,688
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	140	136,025
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	277	267,723
3.38%, 09/15/27 (Call 06/15/27)	5	4,635
3.75%, 03/15/25 (Call 01/15/25)	205	198,233
4.65%, 03/15/26 (Call 01/15/26)	5	4,903
		1,684,207
Pharmaceuticals — 2.6%
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	166	160,505
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	1,775	1,607,067
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	3,642	3,277,946
3.13%, 06/12/27 (Call 03/12/27)	10	9,518
3.38%, 11/16/25	5,035	4,879,922
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	20	19,180
3.73%, 12/15/24 (Call 09/15/24)	125	122,244
4.69%, 02/13/28 (Call 01/13/28)	185	184,612
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)	28	27,340
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	15	14,296
3.75%, 09/15/25 (Call 06/15/25)	615	597,331
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	217	196,216
3.05%, 10/15/27 (Call 07/15/27)	1,300	1,211,509
3.25%, 04/15/25 (Call 01/15/25)	305	294,514
3.40%, 03/01/27 (Call 12/01/26)	5	4,752
3.50%, 06/15/24 (Call 03/17/24)	173	169,433
4.13%, 11/15/25 (Call 09/15/25)	231	226,234
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	5	4,320
3.63%, 04/01/27 (Call 02/01/27)	60	57,313
3.88%, 07/20/25 (Call 04/20/25)	319	312,157
4.10%, 03/25/25 (Call 01/25/25)	746	736,787
4.30%, 03/25/28 (Call 12/25/27)	1,500	1,460,610
5.00%, 02/20/26 (Call 01/20/26)	360	360,374
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	292	281,993
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	365	357,507
Johnson & Johnson, 0.95%, 09/01/27 (Call 07/01/27)	15	13,195
Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	$635	$625,310
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	110	99,638
2.75%, 02/10/25 (Call 11/10/24)	235	228,009
4.05%, 05/17/28(a)	245	243,701
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	93	88,613
2.00%, 02/14/27 (Call 12/14/26)	55	50,878
3.10%, 05/17/27 (Call 02/17/27)	60	57,616
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	1,000	996,310
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	75	70,775
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	90	85,553
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	665	582,660
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	3,480	3,273,010
4.50%, 11/13/25 (Call 08/13/25)	145	143,438
		23,132,386
Pipelines — 2.3%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	75	76,243
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	2,125	2,106,874
5.88%, 03/31/25 (Call 10/02/24)	929	930,356
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	251	246,670
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	15	15,120
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	165	147,652
2.50%, 01/15/25 (Call 12/15/24)	464	443,268
2.50%, 02/14/25	70	66,716
3.50%, 06/10/24 (Call 03/10/24)	14	13,697
3.70%, 07/15/27 (Call 04/15/27)	45	42,914
4.25%, 12/01/26 (Call 09/01/26)	170	165,322
Energy Transfer LP
4.40%, 03/15/27 (Call 12/15/26)	110	106,131
5.55%, 02/15/28 (Call 01/15/28)	1,000	1,004,630
Enterprise Products Operating LLC
5.38%, 02/15/78 (Call 02/15/28), (3-mo. LIBOR US + 2.570%)(b)	350	285,439
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(b)	405	350,750
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24 (Call 06/01/24)	15	14,748
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	85	75,710
4.30%, 06/01/25 (Call 03/01/25)	58	56,900
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	286	278,590
4.13%, 03/01/27 (Call 12/01/26)	70	67,823
4.88%, 12/01/24 (Call 09/01/24)	534	528,126
4.88%, 06/01/25 (Call 03/01/25)	68	67,224
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	650	602,706
2.75%, 09/01/24 (Call 08/01/24)	1,375	1,325,885
4.00%, 07/13/27 (Call 04/13/27)	1,210	1,141,853
4.90%, 03/15/25 (Call 12/15/24)	1,306	1,288,931
5.85%, 01/15/26 (Call 12/15/25)	4,968	5,021,952

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	$80	$79,066
5.63%, 03/01/25 (Call 12/01/24)	1,107	1,106,856
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	155	146,641
3.50%, 03/15/25 (Call 12/15/24)	343	330,779
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	396	387,145
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	805	850,772
Western Midstream Operating LP, 4.50%, 03/01/28 (Call 12/01/27)	465	437,825
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	40	38,130
3.90%, 01/15/25 (Call 10/15/24)(a)	462	450,967
4.00%, 09/15/25 (Call 06/15/25)	115	111,749
		20,412,160
Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	410	400,271
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,610	2,562,602
		2,962,873
Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	224	215,817
3.80%, 04/15/26 (Call 02/15/26)	10	9,621
3.95%, 01/15/27 (Call 10/15/26)	5	4,789
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	58	52,925
1.45%, 09/15/26 (Call 08/15/26)	1,340	1,186,463
1.50%, 01/31/28 (Call 11/30/27)(a)	500	423,985
1.60%, 04/15/26 (Call 03/15/26)	135	121,940
2.40%, 03/15/25 (Call 02/15/25)	844	800,534
2.75%, 01/15/27 (Call 11/15/26)	1,045	960,156
2.95%, 01/15/25 (Call 12/15/24)	210	201,705
3.13%, 01/15/27 (Call 10/15/26)	885	823,041
3.38%, 05/15/24 (Call 04/15/24)	399	390,066
3.38%, 10/15/26 (Call 07/15/26)	640	603,040
3.55%, 07/15/27 (Call 04/15/27)	100	93,560
3.60%, 01/15/28 (Call 10/15/27)	15	13,990
3.65%, 03/15/27 (Call 02/15/27)	85	80,356
4.00%, 06/01/25 (Call 03/01/25)	145	141,088
4.40%, 02/15/26 (Call 11/15/25)	290	283,353
5.25%, 07/15/28 (Call 06/15/28)	255	254,827
5.50%, 03/15/28 (Call 02/15/28)(a)	460	464,862
AvalonBay Communities Inc.
3.20%, 01/15/28 (Call 10/15/27)	200	185,398
3.35%, 05/15/27 (Call 02/15/27)	5	4,707
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	140	123,052
3.20%, 01/15/25 (Call 10/15/24)	591	559,376
3.65%, 02/01/26 (Call 11/03/25)	135	124,803
6.75%, 12/01/27 (Call 11/01/27)(a)	470	470,353
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	275	202,458
4.10%, 10/01/24 (Call 07/01/24)	273	255,198
7.55%, 03/15/28 (Call 02/15/28)	250	212,800
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	545	523,734
3.90%, 03/15/27 (Call 12/15/26)	95	88,118
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	315	279,717
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)	$270	$267,783
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	85	74,762
1.35%, 07/15/25 (Call 06/15/25)	85	78,182
2.90%, 03/15/27 (Call 02/15/27)	1,675	1,547,114
3.20%, 09/01/24 (Call 07/01/24)	345	334,888
3.65%, 09/01/27 (Call 06/01/27)	140	131,835
3.70%, 06/15/26 (Call 03/15/26)	60	57,496
3.80%, 02/15/28 (Call 11/15/27)	1,140	1,072,649
4.00%, 03/01/27 (Call 12/01/26)	60	57,715
4.45%, 02/15/26 (Call 11/15/25)	75	73,639
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	1,175	1,073,644
5.55%, 01/15/28 (Call 12/15/27)(a)	340	333,628
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	385	339,308
4.75%, 12/15/26 (Call 09/15/26)	500	450,355
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,603	1,447,733
1.25%, 07/15/25 (Call 06/15/25)	593	542,162
1.45%, 05/15/26 (Call 04/15/26)	944	845,154
1.80%, 07/15/27 (Call 05/15/27)	15	13,005
2.63%, 11/18/24 (Call 10/18/24)	1,522	1,456,904
2.90%, 11/18/26 (Call 09/18/26)	185	170,607
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	46	44,419
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	1,200	1,097,976
Federal Realty OP LP, 5.38%, 05/01/28	1,100	1,082,334
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	52	50,899
5.38%, 04/15/26 (Call 01/15/26)	5	4,863
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	680	592,878
3.25%, 07/15/26 (Call 05/15/26)	125	117,269
3.40%, 02/01/25 (Call 11/01/24)	144	139,202
4.00%, 06/01/25 (Call 03/01/25)	368	358,484
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	470	454,288
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,362	1,326,806
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	7,327
5.95%, 02/15/28 (Call 01/15/28)	450	354,429
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	454	432,798
4.38%, 10/01/25 (Call 07/01/25)	188	174,535
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	468	450,291
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	500	464,260
4.75%, 01/15/28 (Call 10/15/27)	200	183,000
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	5	4,560
3.38%, 12/15/27 (Call 09/15/27)(a)	600	568,542
Realty Income Corp.
3.40%, 01/15/28 (Call 11/15/27)	555	517,410
3.88%, 07/15/24 (Call 04/15/24)	132	129,159
3.88%, 04/15/25 (Call 02/15/25)	538	524,012
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	160	151,621
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	600	516,492
3.38%, 12/01/27 (Call 09/01/27)(a)	650	604,857

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 09/01/25 (Call 06/01/25)	$35	$33,769
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	519	488,836
4.25%, 02/01/26 (Call 11/01/25)(a)	245	230,611
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)(a)	200	168,408
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	150	129,476
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	905	853,234
3.25%, 10/15/26 (Call 07/15/26)	310	286,301
3.50%, 02/01/25 (Call 11/01/24)	558	536,361
3.85%, 04/01/27 (Call 01/01/27)	900	848,853
4.13%, 01/15/26 (Call 10/15/25)	110	105,565
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	208	201,683
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)(a)	2,300	2,094,311
4.25%, 04/01/26 (Call 01/01/26)	130	126,767
4.25%, 04/15/28 (Call 01/15/28)	350	332,927
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	160	155,496
		37,469,704
Retail — 3.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	331	319,700
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)(a)	1,051	1,020,700
4.50%, 02/01/28 (Call 01/01/28)	5	4,946
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27)	100	89,334
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	224	218,799
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	160	148,862
2.50%, 04/15/27 (Call 02/15/27)	2,575	2,411,230
2.70%, 04/15/25 (Call 03/15/25)	62	59,896
2.80%, 09/14/27 (Call 06/14/27)(a)	820	770,251
2.88%, 04/15/27 (Call 03/15/27)	1,015	963,144
3.00%, 04/01/26 (Call 01/01/26)	220	212,353
3.35%, 09/15/25 (Call 06/15/25)	466	453,334
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	455	428,501
3.10%, 05/03/27 (Call 02/03/27)	820	772,423
3.13%, 09/15/24 (Call 06/15/24)	448	436,034
3.35%, 04/01/27 (Call 03/01/27)	2,215	2,111,914
3.38%, 09/15/25 (Call 06/15/25)	190	183,289
4.00%, 04/15/25 (Call 03/15/25)	1,206	1,183,436
4.40%, 09/08/25	65	64,328
4.80%, 04/01/26 (Call 03/01/26)	70	69,865
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)(a)	37	36,038
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	766	758,240
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	50	45,378
3.80%, 08/15/25 (Call 06/15/25)	8	7,818
4.75%, 02/15/26	50	49,965
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,615	1,488,174
2.25%, 04/15/25 (Call 03/15/25)	5,976	5,709,351
2.50%, 04/15/26	7,062	6,732,275
3.50%, 07/01/24	1,475	1,451,739
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	630	597,920
		28,799,237
Semiconductors — 1.9%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	150	144,447
Security	Par (000)	Value

Semiconductors (continued)
3.90%, 10/01/25 (Call 07/01/25)(a)	$1,753	$1,723,217
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	65	62,553
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	1,525	1,444,419
3.15%, 05/11/27 (Call 02/11/27)(a)	260	246,628
3.40%, 03/25/25 (Call 02/25/25)	525	513,109
3.70%, 07/29/25 (Call 04/29/25)	427	417,888
3.75%, 03/25/27 (Call 01/25/27)	777	754,778
3.75%, 08/05/27 (Call 07/05/27)	690	667,561
4.88%, 02/10/26	710	713,962
4.88%, 02/10/28 (Call 01/10/28)	480	483,614
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	72	70,435
3.80%, 03/15/25 (Call 12/15/24)	325	318,812
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	25	24,095
5.38%, 04/15/28 (Call 03/15/28)	200	197,286
NVIDIA Corp.
0.58%, 06/14/24 (Call 07/03/23)	320	304,848
3.20%, 09/16/26 (Call 06/16/26)	1,285	1,245,178
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)	692	691,654
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	196	186,145
3.15%, 05/01/27 (Call 03/01/27)	220	204,153
3.88%, 06/18/26 (Call 04/18/26)	80	76,867
4.40%, 06/01/27 (Call 05/01/27)	390	380,028
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	45	43,201
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	27	24,199
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	420	378,067
1.38%, 03/12/25 (Call 02/12/25)	2,387	2,253,400
2.90%, 11/03/27 (Call 08/03/27)	60	56,636
4.60%, 02/15/28 (Call 01/15/28)(a)	1,570	1,590,127
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	205	184,654
3.88%, 04/22/27 (Call 03/22/27)(a)	1,285	1,247,966
		16,649,927
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	715	660,982
3.84%, 05/01/25 (Call 04/01/25)	365	353,550
		1,014,532
Software — 5.0%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	334	318,720
2.15%, 02/01/27 (Call 12/01/26)	9,885	9,135,816
3.25%, 02/01/25 (Call 11/01/24)	942	920,485
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	55	52,627
4.38%, 06/15/25 (Call 03/15/25)(a)	274	270,805
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,005	992,809
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	140	139,686
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	65	58,287
4.70%, 07/15/27 (Call 06/15/27)	960	944,698
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	45	42,493

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.85%, 06/01/25 (Call 03/01/25)(a)	$32	$31,205
5.45%, 03/02/28 (Call 02/02/28)	200	203,102
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,736	4,347,317
1.35%, 07/15/27 (Call 05/15/27)	220	192,828
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	4,045	3,836,399
2.70%, 02/12/25 (Call 11/12/24)	2,231	2,164,516
3.13%, 11/03/25 (Call 08/03/25)	3,150	3,063,344
3.30%, 02/06/27 (Call 11/06/26)(a)	7,280	7,118,311
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	70	63,930
2.30%, 03/25/28 (Call 01/25/28)	1,800	1,592,748
2.50%, 04/01/25 (Call 03/01/25)	340	324,210
2.65%, 07/15/26 (Call 04/15/26)	47	43,876
2.80%, 04/01/27 (Call 02/01/27)	1,875	1,729,969
2.95%, 05/15/25 (Call 02/15/25)(a)	187	179,481
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	196	178,605
1.40%, 09/15/27 (Call 07/15/27)	375	324,491
2.35%, 09/15/24 (Call 08/15/24)	115	110,487
3.80%, 12/15/26 (Call 09/15/26)	5	4,807
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	355	339,234
4.95%, 03/28/28 (Call 02/28/28)	300	297,957
5.00%, 03/28/26	300	298,764
VMware Inc.
1.00%, 08/15/24 (Call 06/12/23)	150	141,747
1.40%, 08/15/26 (Call 07/15/26)	3,192	2,825,718
4.50%, 05/15/25 (Call 04/15/25)	1,216	1,199,912
4.65%, 05/15/27 (Call 03/15/27)	30	29,429
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	685	654,244
		44,173,057
Telecommunications — 1.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,650	1,429,477
2.30%, 06/01/27 (Call 04/01/27)	60	54,359
3.80%, 02/15/27 (Call 11/15/26)	20	19,308
4.25%, 03/01/27 (Call 12/01/26)(a)	60	58,948
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	90	85,115
2.95%, 02/28/26	115	110,826
3.50%, 06/15/25	2,224	2,174,116
Motorola Solutions Inc., 4.00%, 09/01/24.	120	117,739
Nokia OYJ, 4.38%, 06/12/27	50	47,500
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	635	585,153
3.20%, 03/15/27 (Call 02/15/27)(d)	850	792,089
3.63%, 12/15/25 (Call 09/15/25)	1,465	1,396,438
Telefonica Emisiones SA, 4.10%, 03/08/27.	20	19,336
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	110	103,012
3.70%, 09/15/27 (Call 06/15/27)	160	153,186
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	1,350	1,178,901
3.75%, 04/15/27 (Call 02/15/27)	85	80,725
4.80%, 07/15/28	1,000	987,270
4.95%, 03/15/28 (Call 02/15/28)	255	254,074
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	58	53,073
Security	Par (000)	Value

Telecommunications (continued)
2.10%, 03/22/28 (Call 01/22/28)	$1,655	$1,460,537
2.63%, 08/15/26	770	722,291
3.00%, 03/22/27 (Call 01/22/27)(a)	2,550	2,402,916
3.38%, 02/15/25	191	186,055
3.50%, 11/01/24 (Call 08/01/24)	139	135,671
4.13%, 03/16/27	290	284,380
Vodafone Group PLC, 4.13%, 05/30/25	1,898	1,864,064
		16,756,559
Toys, Games & Hobbies — 0.5%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	2,006	1,931,557
3.50%, 09/15/27 (Call 06/15/27)(a)	185	174,126
3.55%, 11/19/26 (Call 09/19/26)	2,005	1,883,698
		3,989,381
Transportation — 1.4%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	67	63,722
2.95%, 11/21/24 (Call 08/21/24)	269	260,021
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	55	49,927
2.90%, 02/01/25 (Call 11/01/24)	30	28,857
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,400	1,343,776
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	57	55,703
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	70	66,317
3.15%, 06/01/27 (Call 03/01/27)(a)	25	23,592
3.65%, 08/01/25 (Call 06/01/25)	10	9,696
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	3,080	2,759,803
2.50%, 09/01/24 (Call 08/01/24)	2,643	2,543,200
2.85%, 03/01/27 (Call 02/01/27)	105	96,460
2.90%, 12/01/26 (Call 10/01/26)	900	828,693
3.35%, 09/01/25 (Call 08/01/25)(a)	1,681	1,606,902
4.30%, 06/15/27 (Call 05/15/27)	525	508,442
4.63%, 06/01/25 (Call 05/01/25)	637	626,693
5.25%, 06/01/28 (Call 05/01/28)	255	251,172
5.65%, 03/01/28 (Call 02/01/28)	310	312,892
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	10	9,231
3.00%, 04/15/27 (Call 01/15/27)(a)	10	9,486
3.25%, 01/15/25 (Call 10/15/24)(a)	37	35,993
3.25%, 08/15/25 (Call 05/15/25)	12	11,654
3.75%, 07/15/25 (Call 05/15/25)(a)	75	73,470
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	172	166,131
2.40%, 11/15/26 (Call 08/15/26)	130	122,147
2.80%, 11/15/24 (Call 09/15/24)	110	106,726
3.90%, 04/01/25 (Call 03/01/25)(a)	296	291,767
		12,262,473
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	103	98,584
3.50%, 03/15/28 (Call 12/15/27)	600	552,288
3.85%, 03/30/27 (Call 12/30/26)	15	14,251
		665,123

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$55	$46,162
3.38%, 01/20/27 (Call 12/20/26)(a)	330	280,454
		326,616
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	352	342,401
Total Long-Term Investments — 99.3%
(Cost: $934,849,008)		886,118,249

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	37,770	37,777,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	850	850,000

Total Short-Term Securities — 4.3%
(Cost: $38,613,481)		38,627,492

Total Investments — 103.6%
(Cost: $973,462,489)		924,745,741

Liabilities in Excess of Other Assets — (3.6)%		(32,292,701)

Net Assets — 100.0%		$892,453,040

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$38,044,249	$—	$(250,099	)(a)	$(1,612)	$(15,046)	$37,777,492	37,770	$29,392	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—	(110,000	)(a)	—	—	850,000	850	27,947		—
					$(1,612)	$(15,046)	$38,627,492		$57,339		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$886,118,249	$—	$886,118,249
Short-Term Securities
Money Market Funds	38,627,492	—	—	38,627,492
	$38,627,492	$886,118,249	$—	$924,745,741

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate